UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F

                       FROM 13F COVER PAGE

Report for the calendar year or Quarter Ended: 3/31/2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Badgley, Phelps and Bell, Inc.
Address: 1420 5th Avenue
         Suite 3200
         Seattle, WA  98101

13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of the Reporting Manager:

Name:      Steven C. Phelps
Title:     President
Phone:     206-623-6172
Signature, Place, and Date of Signing:

    Steven C. Phelps   Seattle, WA   May 11, 2004


Report Type (Check only one.):
[X]         13F HOLDINGS.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: 0

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   82

Form 13F Information Table Value Total:   634036

                                                      Badgley, Phelps and Bell
                                                              FORM 13F
                                                           March 31, 2004

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Dodge & Cox Stock Fund                          256219106      264     2224 SH       Sole                                       2224
Schwab 1000 Fund Select                         808517809      285     8825 SH       Sole                                       8825
Schwab MarketTrack Balanced                     808509400      434    30057 SH       Sole                                      30057
Vanguard US Value Fund Inv                      922020201      263    20624 SH       Sole                                      20624
3M Co.                         COM              88579Y101    18789   229503 SH       Sole                    32557            196946
AFLAC, Inc.                    COM              001055102    18160   452411 SH       Sole                    64730            387681
Abbott Laboratories            COM              002824100     1207    29375 SH       Sole                                      29375
Affiliated Computer Services,  COM              008190100    12163   234351 SH       Sole                    35074            199277
American International Group   COM              026874107    22734   318628 SH       Sole                    40910            277718
Amgen Inc.                     COM              031162100    11167   192036 SH       Sole                    27709            164327
Automatic Data Processing      COM              053015103     1702    40535 SH       Sole                      100             40435
BP PLC - Spons ADR             COM              055622104     1184    23116 SH       Sole                                      23116
Bank of America                COM              060505104      573     7077 SH       Sole                                       7077
Bemis Co.                      COM              081437105      687    26410 SH       Sole                                      26410
Berkshire Hathaway A           COM              084670108      373        4 SH       Sole                                          4
CVS Corp.                      COM              126650100     1296    36715 SH       Sole                      150             36565
Cardinal Health, Inc.          COM              14149Y108    18318   265859 SH       Sole                    35980            229879
ChevronTexaco Corp.            COM              166764100     2266    25810 SH       Sole                      200             25610
Cintas Corp.                   COM              172908105     4067    93520 SH       Sole                      376             93144
Cisco Systems                  COM              17275R102    18277   775452 SH       Sole                    97048            678404
Citigroup                      COM              172967101    16872   326343 SH       Sole                    53649            272694
Coca-Cola Co.                  COM              191216100      662    13169 SH       Sole                                      13169
Colgate-Palmolive              COM              194162103     4183    75921 SH       Sole                      575             75346
Costco Wholesale Corp.         COM              22160K105    16102   428128 SH       Sole                    53240            374888
Cypress Semiconductor          COM              232806109      280    13656 SH       Sole                                      13656
Dell, Inc.                     COM              24702R101    15596   463885 SH       Sole                    67460            396425
EMC Corporation                COM              268648102      182    13350 SH       Sole                                      13350
Ecolab, Inc.                   COM              278865100    20300   711537 SH       Sole                    99667            611870
Electronic Arts                COM              285512109    14344   266924 SH       Sole                    43054            223870
Emerson Electric               COM              291011104     1638    27341 SH       Sole                                      27341
Estee Lauder Co.               COM              518439104      231     5200 SH       Sole                                       5200
Expeditors Int'l of Washington COM              302130109     9870   250755 SH       Sole                    40350            210405
Exxon Mobil Corp.              COM              30231G102     3597    86480 SH       Sole                                      86480
Fannie Mae                     COM              313586109    16795   225889 SH       Sole                    28889            197000
Fifth Third Bancorp            COM              316773100     3175    57342 SH       Sole                      475             56867
FormFactor, Inc.               COM              346375108      218    10431 SH       Sole                                      10431
Freddie Mac                    COM              313400301      269     4550 SH       Sole                                       4550
General Electric               COM              369604103    19790   648413 SH       Sole                    69883            578530
Harley-Davidson                COM              412822108    10573   198216 SH       Sole                    28786            169430
Home Depot                     COM              437076102     4969   132999 SH       Sole                      300            132699
Icogen Corporation             COM              451035992       12    12000 SH       Sole                                      12000
Intel Corp.                    COM              458140100    11932   438670 SH       Sole                    60525            378145
International Business Machine COM              459200101      383     4166 SH       Sole                                       4166
Johnson & Johnson              COM              478160104    11361   223988 SH       Sole                     1075            222913
Johnson Controls               COM              478366107     8642   146100 SH       Sole                    25425            120675
Kimberly-Clark                 COM              494368103     1786    28312 SH       Sole                                      28312
MBNA Corp.                     COM              55262L100    21374   773579 SH       Sole                   100888            672691
Medtronic, Inc.                COM              585055106    18639   390351 SH       Sole                    41230            349121
Merck & Co.                    COM              589331107      587    13273 SH       Sole                                      13273
Michaels Stores, Inc.          COM              594087108    11621   239022 SH       Sole                    34590            204432
Microsoft Corp.                COM              594918104    16233   651152 SH       Sole                    56751            594401
Mohawk Industries, Inc.        COM              608190104     9115   110685 SH       Sole                    21375             89310
National City Corp.            COM              635405103      213     6000 SH       Sole                                       6000
Omnicom Group                  COM              681919106    17126   213414 SH       Sole                    31371            182043
PACCAR, Inc.                   COM              693718108      818    14592 SH       Sole                                      14592
Paychex, Inc.                  COM              704326107     4570   128366 SH       Sole                     1101            127265
PepsiCo, Inc.                  COM              713448108    22467   417217 SH       Sole                    53500            363717
Pfizer, Inc.                   COM              717081103    17131   488767 SH       Sole                    56899            431868
Praxair Inc.                   COM              74005P104    13413   361355 SH       Sole                    61660            299695
Procter & Gamble               COM              742718109     1879    17918 SH       Sole                      200             17718
QUALCOMM, Inc.                 COM              747525103     3627    54707 SH       Sole                      300             54407
Royal Dutch Petroleum          COM              780257804      589    12387 SH       Sole                                      12387
SAFECO Corp.                   COM              786429100      636    14752 SH       Sole                                      14752
SEI Investments Company        COM              784117103     1374    41650 SH       Sole                                      41650
Southern Co.                   COM              842587107      229     7500 SH       Sole                                       7500
Starbucks Corp.                COM              855244109    27147   716859 SH       Sole                    88217            628642
State Street Corp.             COM              857477103    18719   359074 SH       Sole                    44172            314902
Stryker Corp.                  COM              863667101     6080    68675 SH       Sole                    16600             52075
Symantec Corp.                 COM              871503108    10730   231755 SH       Sole                    39095            192660
Sysco Corp.                    COM              871829107    25432   651264 SH       Sole                    84662            566602
Teleflex Inc.                  COM              879369106      246     5000 SH       Sole                                       5000
Teva Pharmaceutical Industries COM              881624209     5401    85225 SH       Sole                    23850             61375
Texas Instruments              COM              882508104     1277    43708 SH       Sole                      100             43608
U.S. Bancorp                   COM              902973304      852    30816 SH       Sole                                      30816
United Parcel Service, Inc.    COM              911312106    16494   236165 SH       Sole                    36913            199252
Wal-Mart Stores                COM              931142103     8962   150136 SH       Sole                    25230            124906
Walgreen Co.                   COM              931422109     8644   262324 SH       Sole                    52686            209638
Washington Federal             COM              938824109     2082    81558 SH       Sole                                      81558
Wells Fargo                    COM              949746101     1764    31132 SH       Sole                                      31132
Wrigley Wm Jr                  COM              982526105      303     5125 SH       Sole                                       5125
Wyeth                          COM              983024100      282     7499 SH       Sole                                       7499
eBay, Inc.                     COM              278642103    10011   144495 SH       Sole                    24475            120020
REPORT SUMMARY                 82 DATA RECORDS              634036            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED